Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum annual lease payments	The future minimum payments related to this lease are as follows:

Years ending December 31:
2016	58,789
2017	68,587
Total	$127,376

The future minimum payments related to this lease are as follows:

Years ending December 31:
2016	116,201
2017	68,587
Total	$184,788

Future guaranteed payments
Future guaranteed payments associated with this agreement are payable as follows:

Years ending December 31:
2016	2,200,000
Less: discount to present value	(123,233)
Guaranteed payments, net of discount	$2,076,767